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Schroder Greater China Fund
-------------------------------------------------------------------------------


MANAGEMENT DISCUSSION AND ANALYSIS (As of April 30, 1999) (unaudited)

Performance
The Schroder Greater China Fund commenced operations on January 4, 1999. From the date of its inception to April 30, 1999, the Fund's Investor Shares returned 18.40%, while its benchmark, the MSCI China Free Index, returned 12.08% over the same period.

Market Background
The Chinese equity market had a weak start to the year, due to negative economic news, large capital outflows and the relentless deflationary spiral. The Chinese government's announcement that foreign loans would not receive preferential treatment in the wind up of the troubled Guangdong International Trust and Investment Company further damaged investor sentiment. However, in February, signs of a turnaround in Asia's fortunes helped boost cyclical stocks, and expectations of increased demand from a recovery in Japan combined with stabilizing commodity prices spurred a rally in petrochemical stocks. In addition, the clampdown on smuggling in China initiated in the latter half of 1998 and government pledges to reduce excess capacity led to price increases in domestic petrochemical products. Progress in China's negotiations with the World Trade Organization (WTO) also helped sentiment, as investors anticipated freer trade between China and the U.S. and increased pressure to reform China's banking sector and state owned enterprises.

Investment Policy
Given the negative economic outlook at the start of the year, we adopted a cautious approach for the Fund. The Fund held high levels of cash and was defensively positioned in infrastructure and power stocks, as these were key beneficiaries of government spending. In February, we took advantage of the low valuations of cyclical stocks and invested in petrochemical companies, such as Zhenhai Refining and Yizheng Chemical, which benefited from stabilized global commodity prices and domestic industry restructuring. The Fund held no mainland stocks which also helped performance, as these stocks suffered from a lack of liquidity.

Outlook
We do not anticipate increasing the Fund's bias towards cyclical stocks until the outlook for growth and China's entry into the WTO is clearer. WTO negotiations between the U.S. and China have suffered a series of setbacks, in particular the bombing of the Chinese Embassy in Belgrade. The U.S. Congress was reluctant to accept China's concessions for WTO entry but, in light of the bombing, China has shifted negotiations onto a more political platform and retracted its initial offers. Although we expect the delay is temporary, the benefits from membership should emerge only over the longer term. In addition, we are concerned about a possible devaluation of the Chinese renminbi which is likely to depress stock prices. The Fund remains defensively positioned in infrastructure and power stocks, as these stocks should continue to benefit from the Chinese government's fiscal spending policies. We anticipate adding to the Fund's steel holdings, due to the upturn in global steel prices and reduced capacity in China.

In light of the risks associated with investing in China's equity markets, investments in the Schroder Greater China Fund should only be viewed as part of a complete investment program.


The views expressed in this report were those of the Fund's portfolio manager as of April 30, 1999, and may not reflect the views of the portfolio manager on the date this report is first published or any time thereafter. These views are intended to assist shareholders of the Fund in understanding their investment in the Fund and do not constitute investment advice; investors should consult their own investment professionals as to their individual investment programs.

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Schroder Greater China Fund
-------------------------------------------------------------------------------

  Portfolio Characteristics as of April 30, 1999 (unaudited)


    Country Weightings                                  Top Ten Holdings


Country                      % of Net Assets        Security                          % of Net Assets
--------------------------------------------        --------------------------------------------------
China                                 51.84 %       Zhenhai Refining &
Hong Kong                             45.77            Chemical Co. Ltd.                        13.97 %
Cash and Other Net Assets              2.39         Yizheng Chemical Fibre Co. Ltd.              9.81
                               -------------        Shanghai Petrochemical Co. Ltd.              5.72
Total                                100.00 %       China Shipping Development Co. Ltd.          5.07
                               =============        Ng Fung Hong Ltd.                            5.07
                                                    Yanzhou Coal Mining Co. Ltd.                 5.04
                                                    Guangdong Kelon Electrical
                                                       Holdings Co. Ltd.                         4.81
                                                    Beijing Datang Power
                                                       Generation Co. Ltd.                       4.56
                                                    China Resource Enterprises Ltd.              4.55
                                                    Legend Holdings Ltd.                         4.53
                                                                                        --------------
                                                    Total                                       63.13 %
                                                                                        ==============


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Schroder Greater China Fund
-------------------------------------------------------------------------------

Schedule of Investments
April 30, 1999 (unaudited)

            Common Stock - 97.6%
    Shares                                         Value US$             Shares                                      Value US$
------------                                      ------------      -------------                                 --------------
              China - 51.8 %                                                   Hong Kong - continued
    500,000   Angang New Steel Co. Ltd.                               26,000  China Merchants Holdings
                  Materials                      $50,321                        International Co. Ltd.
    490,000   China Shipping                                                        Services                         $ 18,283
                 Development Co. Ltd. (a)                             32,000  China Resource Enterprises Ltd.
                  Services                        60,063                         Finance                               53,882
     63,000   Guangdong Kelon Electrical                              18,000  China Telecom
                 Holdings Co. Ltd.                                               (Hong Kong) Ltd. (a)
                  Consumer Durables               56,902                         Services                              41,109
      3,500   Huaneng Power                                           78,000  Cosco Pacific Ltd.
                 International, Inc., ADR (a)                                    Finance                               52,837
                  Energy                          47,031             204,000  Jiangsu Expressway Co. Ltd.
    362,000   Shanghai Petrochemical Co. Ltd.                                   Services                               44,484
                  Materials                       67,727             104,000  Legend Holdings Ltd.
    804,000   Yizheng Chemical                                                   Consumer Durables                     53,676
                 Fibre Co. Ltd. (a)                                   62,000  Ng Fung Hong Ltd.
                  Materials                      116,188                         Consumer Non-Durables                 59,998
    302,000   Zhejiang Expressway Co. Ltd.                           190,000  Quingling Motors Co.
                  Services                        50,267                         Consumer Durables                     29,664
    754,000   Zhenhai Refining &                                     234,000  Shenzhen Expressway Co. Ltd.
                 Chemical Co. Ltd.                                                 Services                            48,007
                  Energy                         165,389             254,000  Yanzhou Coal Mining Co. Ltd.
                                            ------------                         Materials                             59,647
                                                 613,888                                                         ------------
                                            ------------                                                              541,908
                                                                                                                 ------------
              Hong Kong - 45.8%
    180,000   Beijing Datang Power                                              Total Investments - 97.6%           1,155,796
                 Generation Co. Ltd.                                             (cost $932,799)
                  Energy                          53,999                     Other Assets Less Liabilities- 2.4%       28,367
                                                                                                                 ------------
     80,000   Cafe de Coral Holdings Ltd.         26,322                         Net Assets 100.0%                 $1,184,163
                                                                                                                 ============


---------------------------------------------------------
 (a) Non-income producing security.
 ADR - American Depository Receipts



                       Forward Foreign Currency Contracts
                               Contracts to Sell

                                                                    Underlying Face
                                                                       Amount of           Unrealized
   Contract Date             Currency                Units              Value             Depreciation
-------------------    --------------------      -------------    -------------------   -----------------

     1/13/00           Hong Kong Dollar           4,260,000           $ 547,128             $ 13,094















   The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------
Schroder Greater China Fund
-------------------------------------------------------------------------------

Statement of Assets and Liabilities
April 30, 1999 (unaudited)


Assets:
      Investments (Note 2):
        Investments, at cost                                                 $ 932,799
        Net unrealized appreciation                                            222,997
                                                                         --------------
           Total Investments, at value                                       1,155,796

      Cash                                                                      35,835
      Receivable for investments sold                                           38,366
      Receivable for tax withheld                                                   76
      Receivable for interest, dividends and other receivables                   8,883
      Receivable from investment adviser (Note 5)                               34,925
                                                                         --------------

         Total Assets                                                        1,273,881
                                                                         --------------

Liabilities:
      Payable for forward foreign currency contracts                            13,094
      Payable for investments purchased                                         39,632
      Payable to subadministrator (Note 3)                                         300
      Accrued expenses and other liabilities                                    36,692
                                                                         --------------

         Total Liabilities                                                      89,718
                                                                         --------------

         Net Assets                                                        $ 1,184,163
                                                                         ==============

Components of Net Assets:
      Paid-in capital                                                      $ 1,000,000
      Undistributed net investment income                                        4,656
      Accumulated net realized loss on investments
         and foreign currency transactions                                     (30,396)
      Net unrealized appreciation on investments
         and foreign currency transactions                                     209,903
                                                                         --------------

         Net Assets                                                        $ 1,184,163
                                                                         ==============

Shares of Beneficial Interest                                                  100,000

Net Asset Value, Offering, and Redemption Price Per Share                       $11.84



The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Schroder Greater China Fund
--------------------------------------------------------------------------------

Statement of Operations
For the Period Ended April 30, 1999 (unaudited) (a)


Investment Income:
      Dividend income (net of foreign withholding tax of $26)                      $ 9,495
      Interest income                                                                1,157
                                                                         ------------------
            Total Investment Income                                                 10,652
                                                                         ------------------

Expenses:
      Investment advisory (Note 3)                                                   2,697
      Administration (Note 3)                                                          749
      Subadministration (Note 3)                                                     8,132
      Transfer agency (Note 3)                                                       4,045
      Custodian                                                                      3,928
      Accounting (Note 3)                                                           21,000
      Legal                                                                             88
      Audit                                                                         10,516
      Registration                                                                     950
      Trustees                                                                          28
      Miscellaneous                                                                     66
                                                                         ------------------
            Total Expenses                                                          52,199
      Fees waived and expenses reimbursed (Note 5)                                 (46,203)
                                                                         ------------------
            Net Expenses                                                             5,996
                                                                         ------------------

Net Investment Income                                                                4,656
                                                                         ------------------

Net Realized and Unrealized Gain (Loss) on Investments:
      Net realized loss on investments sold                                        (30,396)
      Net change in unrealized appreciation on investments                         209,903
                                                                         ------------------
Net Realized and Unrealized Gain on Investments                                    179,507
                                                                         ------------------

Net Increase in Net Assets Resulting from Operations                             $ 184,163
                                                                         ==================


------------------------------------------------------------------------

(a) For the period January 4, 1999 (commencement of operations) through April 30, 1999.



   The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------
Schroder Greater China Fund
-------------------------------------------------------------------------------


Statement of Changes in Net Assets

                                                                     For the
                                                                   Period Ended
                                                                 April 30, 1999 (a)
                                                                   (unaudited)
----------------------------------------------------------------------------------

Net Assets, Beginning of Period                                       $         -
                                                                 -----------------

Operations:
    Net investment income                                                   4,656
    Net realized loss on investments                                      (30,396)
    Net change in unrealized appreciation on investments                  209,903
                                                                 -----------------
       Net increase in net assets resulting from operations               184,163
                                                                 -----------------

Capital Share Transactions:
    Sale of shares                                                      1,000,000
                                                                 -----------------

       Net increase in net assets                                       1,184,163
                                                                 -----------------

Net Assets, End of Period (b)                                         $ 1,184,163
                                                                 =================

Share Transactions:
    Sale of shares                                                        100,000
                                                                 =================


-------------------------------------------------------------

(a) For the period January 4, 1999 (commencement of operations) through April 30, 1999.
(b) Includes accumulated undistributed net investment income of $4,656 for the period ended April 30, 1999.


The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------
Schroder Greater China Fund
-------------------------------------------------------------------------------

Financial Highlights

Selected per share data and ratios for a share outstanding throughout the period:

                                                                            For the
                                                                         Period Ended
                                                                        April 30, 1999 (a)
                                                                          (unaudited)
----------------------------------------------------------------------------------------
Net Asset Value, Beginning  of Period                                            $10.00
                                                                        ----------------
Investment Operations
     Net Investment Income                                                         0.05
     Net Realized and Unrealized Gain on Investments
             and Foreign Currency Transactions                                     1.79
                                                                        ----------------
Total from Investment Operations                                                   1.84
                                                                        ----------------

Net Asset Value, End of Period                                                   $11.84
                                                                        ================

Total Return                                                                     18.40%

Ratio/Supplementary Data:
Net Assets at End of Period (in thousands)                                       $1,184
Ratios to Average Net Assets:
          Expenses, including
             reimbursement/waiver of fees                                         2.00% (b)
          Expenses, excluding
             reimbursement/waiver of fees                                        17.42% (b)
          Net investment income, including
             reimbursement/waiver of fees                                         1.55% (b)

Portfolio Turnover Rate                                                            137%


------------------------------------------------------------------------

(a) For the period January 4, 1999 (commencement of operations) through April 30, 1999.
(b) Annualized.



   The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------
Schroder Greater China Fund
-------------------------------------------------------------------------------

Notes to Financial Statements  (unaudited)


Note 1.  Organization

     Schroder Capital Funds (Delaware) (the "Trust") was organized as a Maryland corporation on July 30, 1969; reorganized as Schroder Capital Funds, Inc., a series company, on February 29, 1988; and reorganized on January 9, 1996, as a Delaware business trust. The Trust, which is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"), currently has nine investment portfolios. Included in this report is the Schroder Greater China Fund (the "Fund"), which commenced operations on January 4, 1999. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's Investor Shares and Advisor Shares of beneficial interest without par value. As of April 30, 1999, only Investor Shares had been issued.


Note 2.  Significant Accounting Policies

     These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates.

     The following represent the significant accounting policies of the Fund:

Security Valuation

     Portfolio securities listed on recognized stock exchanges are valued at the last reported sale price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the last sale price on the preceding trading day or at the mean of the closing bid and ask prices ("mid-market price"). Securities traded in over-the-counter markets, or listed securities for which no trade is reported on the valuation date, are valued at the most recent reported mid-market price. Prices used for valuations generally are provided by independent pricing services. Domestic short-term investments, having a maturity of 60 days or less, generally are valued at amortized cost, which approximates market value. Foreign short-term investments are valued at the current market price, then marked-to-market to recognize any gain or loss on the transaction. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees. As of April 30, 1999, the Fund did not hold a position in fair valued securities.

Security Transactions and Investment Income

     Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes. Foreign dividend and interest income amounts and realized capital gain or loss are converted to U.S. dollar equivalents using foreign exchange rates in effect at the date of the transactions.

Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows:
(i) assets and liabilities at the rate of exchange at the end of the

--------------------------------------------------------------------------------
Schroder Greater China Fund
--------------------------------------------------------------------------------

Notes to Financial Statements (unaudited) (continued)


respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

     The Fund may enter into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying portfolio of securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Fund entering into offsetting commitments.

Expense Allocation

     The Trust accounts separately for the assets and liabilities and operation of each of its funds. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's average net assets.

Distributions to Shareholders

     Net investment income and net capital gain, if any, are distributed to shareholders at least annually and are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes

     The Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is required.


Note 3.  Investment Advisory and Other Services

Investment Adviser

     The investment adviser to the Fund is Schroder Capital Management International Inc. ("SCMI"). Pursuant to an Investment Advisory Agreement, SCMI is entitled to receive compensation at an annual rate, payable monthly, of 0.90% of the Fund's average daily net assets.

     SCMI has informed the Trust that it expects on or about July 1, 1999 to be merged into Schroder Investment Management North America Inc., a newly organized Delaware corporation. SCMI and Schroder Investment Management North America Inc. are both wholly owned subsidiaries of Schroder U.S. Holdings, Inc.

-------------------------------------------------------------------------------
Schroder Greater China Fund
-------------------------------------------------------------------------------

Notes to Financial Statements (unaudited) (concluded)


Administrator and Subadministrator

     The administrator of the Fund is Schroder Fund Advisors Inc. ("Schroder Advisors"). For its services, Schroder Advisors is entitled to receive compensation at an annual rate, payable monthly, of 0.25% of the average daily net assets of the Fund. In addition, the Trust has entered into a Sub-Administration Agreement with State Street Bank and Trust Company and Schroder Advisors. Under that Agreement, the Fund, together with other mutual funds managed by SCMI and certain related entities, pays fees to State Street based on the combined average daily net assets of all of the funds in the Schroder complex, according to the following annual rates: 0.06% of the first $1.7 billion of such assets, 0.04% of the next $1.7 billion, and 0.02% of assets in excess of $3.4 billion, subject to certain minimum requirements. Pursuant to a separate agreement, the Fund pays State Street fees for accounting services at the following annual rates: 0.02% of the first $100 million of net assets, 0.015% of the next $100 million; 0.005% of the next $300 million, and 0.0025% of assets in excess of $300 million, subject to certain minimum requirements. Prior to June 1, 1999, the Fund paid subadministration fees to Forum Administrative Services, LLC ("FAdS") at an annual rate of 0.10% of the average daily net assets of the Fund, subject to a minimum annual fee of $25,000, and paid accounting fees to Forum Accounting Services, LLC at an annual rate of $36,000.


Note 4.  Purchases and Sales of Securities

     The cost of securities purchased and the proceeds from sales of securities (excluding short-term investments) for the period ended April 30, 1999, aggregated $1,417,315 and $454,124, respectively.


Note 5.  Waiver of Fees and Reimbursement of Expenses

     In order to limit the Fund's expenses, SCMI and Schroder Advisors are contractually obligated to reduce their compensation (and, if necessary, to pay certain expenses of the Fund) until December 31, 1999, to the extent that the Fund's net expenses exceed the annual rate of 2.00% of the Fund's average daily net assets. For the period ended April 30, 1999, SCMI, Schroder Advisors, and FAdS waived fees of $2,697, $749 and $7,832, respectively. SCMI reimbursed expenses of $34,925.


Note 6.  Concentration of Risk

     The Fund's investments in companies domiciled in China and Hong Kong may cause the Fund to be more susceptible to political, social and economic events adversely affecting Asian countries in which it invests than funds not so concentrated.


Note 7.  Shareholder Meeting

         On May 10, 1999, the sole shareholder of the Fund voted to change the Fund's sub-classification from a diversified to a non-diversified investment company.

TRUSTEES

Nancy A. Curtin, Chairman
David N. Dinkins
Peter E. Guernsey
Sharon L. Haugh
John I. Howell
Peter S. Knight
William L. Means
Clarence F. Michalis
Hermann C. Schwab

INVESTMENT ADVISER

Schroder Capital Management International Inc.
787 Seventh Avenue, 34th Floor
New York, NY 10019

ADMINISTRATOR AND DISTRIBUTOR

Schroder Fund Advisors Inc.
787 Seventh Avenue, 34th Floor
New York, NY 10019

CUSTODIAN

State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

TRANSFER AND DIVIDEND DISBURSING AGENT

Boston Financial Data Services
Two Heritage Drive
North Quincy, MA 02171
(800) 464-3108

COUNSEL

Ropes & Gray
One International Place
Boston, MA 02110









This report is for the information of the shareholders of the Schroder Greater China
Fund. Its use in connection with any
offering of the Fund's shares is authorized only in case of a concurrent or prior delivery of the Fund's current prospectus.

                                [LOGO] Schroders


                                   Schroder
                                 Greater China
                                     Fund



                              SEMI-ANNUAL REPORT
                                APRIL 30, 1999
                                  (Unaudited)



                       Schroder Capital Funds (Delaware)